Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 58,683.24
Previously Paid Amount	0.00
Total Fee Amount	8.11
Total Offset Amount	0.00
Net Fee	$ 8.11